Employee share schemes - Employee Benefit Trusts (Details) - GBP (£) £ in Millions, shares in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee share schemes
Number of shares held by employee benefit trust	1.3	0.6	10.4
Market value	£ 5	£ 2	£ 34